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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     MARCH 31, 2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement
                                        / / adds new holdings entries

Institutional Investment Manager Filing this Report:

   Name:         BVF Inc.
                 --------------------------------------
   Address:      227 West Monroe Street, Suite 4800
                 --------------------------------------
                 Chicago, Illinois  60606
                 --------------------------------------


Form 13F File Number: 28-6800
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Mark N. Lampert
         -------------------------------
Title:        President
         -------------------------------
Phone:        (312) 263-7777
         -------------------------------

Signature, Place and Date of Signing:

     /s/ Mark N. Lampert       San Francisco, California      5/14/03
   ------------------------    -------------------------   -------------
         [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               1
                                        --------------------

Form 13F Information Table Entry Total:          37
                                        --------------------

Form 13F Information Table Value Total:        211,880
                                        --------------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


    No.       Form 13F File Number           Name
     1              28-6770                  BVF Partners L.P.
   ----       --------------------           --------------------



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                      FORM 13F INFORMATION TABLE

                                                                                                                    (SEC USE ONLY)

                                           Name of Reporting Manager: BVF Inc.
-----------------------------------------------------------------------------------------------------------------------------------
      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE       SHRS    SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)     PRN     PRN  CALL  DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- --------   --------- ---  ---- ------------ ---------- ------ -------- ------
Aclara Biosciences, Inc.       Com         00461P106      74       37,000 Sh        Defined        1          37,000
Advanced Magnetics, Inc.       Com         00753P103   5,980    1,441,033 Sh        Defined        1       1,441,033
Amylin Pharmaceuticals         Com         032346108     162       10,000 Sh        Defined        1          10,000
Applied Molecular Evolution    Com         03823E108   8,981    3,242,092 Sh        Defined        1       3,242,092
Arena Pharmaceuticals, Inc.    Com         040047102  50,392    7,658,412 Sh        Defined        1       7,658,412
Arqule, Inc.                   Com         04269E107   6,214    2,578,423 Sh        Defined        1       2,578,423
Array BioPharma, Inc.          Com         04269X105   7,585    1,776,235 Sh        Defined        1       1,776,235
Atherogenics, Inc.             Com         047439104   9,819    1,049,070 Sh        Defined        1       1,049,070
Autoimmune Inc.                Com         052776101   2,524    3,605,297 Sh        Defined        1       3,605,297
Biocryst Pharmaceuticals Inc.  Com         09058V103   3,360    2,210,400 Sh        Defined        1       2,210,400
Cadus Pharmaceuticals          Com         127639102     307      269,270 Sh        Defined        1         269,270
Cortech, Inc.                  Com New     22051J308   1,990      762,466 Sh        Defined        1         762,466
Corvas Int'l, Inc.             Com         221005101  10,711    5,464,729 Sh        Defined        1       5,464,729
Curagen Corporation            Com         23126R101   6,399    1,560,700 Sh        Defined        1       1,560,700
DOV Pharmaceutical, Inc.       Com         259858108  12,542    2,049,300 Sh        Defined        1       2,049,300
Epimmune Inc.                  Com         29425Y101      86      105,700 Sh        Defined        1         105,700
Flamel Technologies, S.A.      Sponsored   338488109  12,981    1,815,500 Sh        Defined        1       1,815,500
                               ADR
Genome Therapeutics Corp.      Com         372430108     324      211,900 Sh        Defined        1         211,900
Icos Corp.                     Com         449295104     357       19,100 Sh        Defined        1          19,100
Immunogen Inc.                 Com         45253H101     470      201,700 Sh        Defined        1         201,700
Insmed Inc.                    Com         457669208   2,249    3,569,932 Sh        Defined        1       3,569,932
Intrabiotics Pharmaceuticals   Com         46116T100      61      288,900 Sh        Defined        1         288,900
Medarex Inc.                   Com         583916101   2,917      903,236 Sh        Defined        1         903,236
Neurogen Corp.                 Com         64124E106   4,521    1,242,049 Sh        Defined        1       1,242,049
OSI Pharmaceuticals            Com         671040103  16,166    1,010,400 Sh        Defined        1       1,010,400
Paradigm Genetics, Inc.        Com         69900R106     117      180,700 Sh        Defined        1         180,700
Pharmacyclics, Inc.            Com         716933106   3,222      961,900 Sh        Defined        1         961,900
Protein Polymer Technologies   Com         743697104     325      422,000 Sh        Defined        1         422,000
QLT, Inc.                      Com         746927102   1,333      131,200 Sh        Defined        1         131,200
Repligen Corp.                 Com         759916109  17,812    3,814,100 Sh        Defined        1       3,814,100
Seattle Genetics, Inc.         Com         812578102     988      415,300 Sh        Defined        1         415,300
Texas Biotechnology Corp       Com         88221T104   1,751    1,411,700 Sh        Defined        1       1,411,700
Titan Pharmaceuticals          Com         888314101   1,165      732,700 Sh        Defined        1         732,700
3-Dimensional Pharmaceutical   Com         88554W104  11,567    2,011,625 Sh        Defined        1       2,011,625
Viropharma Inc.                Com         928241108      45       19,500 Sh        Defined        1          19,500
Zonagen Inc.                   Com         98975L108     539      468,400 Sh        Defined        1         468,400
Johnson & Johnson              Com         478160104   5,845      101,000      Put                 1         101,000
CUMULATIVE TOTAL                                     211,880



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